Common stock (Tables)	12 Months Ended
Mar. 31, 2020
Common Stock
Schedule of Stock by Class
The following table shows the changes in the number of issued shares of common stock during the fiscal years ended March 31, 2018, 2019 and 2020:

	2018	2019	2020
	(shares)
Balance at beginning of fiscal year	25,386,307,945	25,389,644,945	25,392,498,945
Issuance of new shares of common stock due to exercise of stock acquisition rights	3,337,000	2,854,000	—

Balance at end of fiscal year	25,389,644,945	25,392,498,945	25,392,498,945